To Whom It May Concern:

Westcor Land Title Insurance Company was engaged by FirstKey Mortgage, LLC (the “Client”) as diligence agent to review title reports for a population of 735 mortgage loans.  With respect to these 735 mortgage loans:

1.
As set forth in the title report for the 508 assets reported by the Client to be in a 1st lien position, the subject mortgage is in 1st lien position and recorded in the appropriate jurisdiction, with the exception of:

a.	6 first lien mortgage loans for which a clean title policy was issued which did not take exception to the prior liens/judgments.

b.
10 mortgage loans for which potentially superior post origination liens/judgments were found of record. For those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $18,913.93.  For the purposes of identifying those potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $7,119.00.

2.
As set forth in the title report for the 227 assets reported by the Client to be in a 2nd lien position, the subject mortgage is in 2nd lien position and recorded in the appropriate jurisdiction, with the exception of:

a.	37 mortgage loans were found to be in 1st lien position.

b.
4 mortgage loans were found to be in 1st lien position for which potentially superior post origination liens/judgments were found of record. For those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $22,644.22.  For the purposes of identifying those potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $22,644.22.

c.	3 mortgage loans for which a clean title policy was issued which did not take exception to the prior liens/judgments.

d.
6 mortgage loans for which potentially superior post origination liens/judgments were found of record. For those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $19,669.81.  For the purposes of identifying those potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $13,583.93.

600 W. Germantown Pike, Suite 450, Plymouth Meeting, PA 19462

e.
2 mortgage loans for which prior liens/judgments were found of record, but for which potentially superior post origination liens/judgments were found of record.  For those mortgage loans, the total amount of such prior liens/judgments of record is $1,026,794.00.  For those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $12,945.35. For the purposes of identifying potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $233.44.

f.	18 mortgage loans for which prior liens/judgments were found of record. The total amount of such prior liens/judgments of record is $3,727,161.82.

Thank You,

Westcor Land Title Insurance Company

600 W. Germantown Pike, Suite 450, Plymouth Meeting, PA 19462